Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost
Cost, Beginning balance	$ 35,941,307	$ 38,064,952
Additions	38,811	906,619
Disposals	(2,317,430)	(363,211)
Impairment of fixed assets		(1,591,766)
Exchange differences	(2,382,747)	(796,529)
Cost, Ending balance	31,279,941	36,220,065
Transfer in (out)
Accumulated Depreciation
Accumulated depreciation, beginning balance	31,897,582	29,998,191
Depreciation charged for the period	526,206	1,153,837
Disposals	(2,314,157)	(325,864)
Exchange differences	(2,110,160)	(624,507)
Accumulated depreciation, Ending balance	27,999,471	30,201,657
Net book value
Net book value, Balance	3,280,470	6,018,408
Leasehold improvements [Member]
Cost
Cost, Beginning balance	3,073,809	3,146,864
Additions
Disposals	(955,753)	(104,773)
Impairment of fixed assets
Exchange differences	(204,895)	(60,518)
Cost, Ending balance	1,913,161	2,981,573
Transfer in (out)
Accumulated Depreciation
Accumulated depreciation, beginning balance	2,605,039	2,577,341
Depreciation charged for the period	48,918	48,922
Disposals	(955,747)	(108,213)
Exchange differences	(174,655)	(48,443)
Accumulated depreciation, Ending balance	1,523,555	2,469,607
Net book value
Net book value, Balance	389,606	511,966
Machinery and equipment [Member]
Cost
Cost, Beginning balance	4,829,343	4,868,015
Additions	24,171	1,750
Disposals		(105,939)
Impairment of fixed assets
Exchange differences	(350,278)	(95,521)
Cost, Ending balance	4,503,236	4,668,305
Transfer in (out)
Accumulated Depreciation
Accumulated depreciation, beginning balance	4,761,599	4,748,031
Depreciation charged for the period	28,323	34,180
Disposals		(109,514)
Exchange differences	(345,427)	(90,705)
Accumulated depreciation, Ending balance	4,444,495	4,581,992
Net book value
Net book value, Balance	58,741	86,313
Office decoration and equipment [Member]
Cost
Cost, Beginning balance	5,335,825	5,354,351
Additions	14,640	6,964
Disposals	(1,073,690)	(48,955)
Impairment of fixed assets
Exchange differences	(359,132)	(106,807)
Cost, Ending balance	3,917,643	5,205,553
Transfer in (out)
Accumulated Depreciation
Accumulated depreciation, beginning balance	5,015,520	4,889,742
Depreciation charged for the period	64,202	87,164
Disposals	(1,072,429)	(44,542)
Exchange differences	(340,421)	(101,287)
Accumulated depreciation, Ending balance	3,666,872	4,831,077
Net book value
Net book value, Balance	250,771	374,476
Vehicles [Member]
Cost
Cost, Beginning balance	15,505,385	15,518,987
Additions
Disposals	(278,087)	(47,155)
Impairment of fixed assets
Exchange differences	(1,107,555)	(353,552)
Cost, Ending balance	14,190,585	15,118,280
Transfer in (out)	70,842
Accumulated Depreciation
Accumulated depreciation, beginning balance	13,880,678	13,493,656
Depreciation charged for the period	175,152	263,962
Disposals	(276,081)	(48,748)
Exchange differences	(998,055)	(275,519)
Accumulated depreciation, Ending balance	12,781,694	13,433,351
Net book value
Net book value, Balance	1,408,891	1,684,929
Assets under construction [Member]
Cost
Cost, Beginning balance	108,909	33,222
Additions
Disposals
Impairment of fixed assets
Exchange differences	(6,902)	(652)
Cost, Ending balance	31,165	32,570
Transfer in (out)	(70,842)
Accumulated Depreciation
Accumulated depreciation, beginning balance
Depreciation charged for the period
Disposals
Exchange differences
Accumulated depreciation, Ending balance
Net book value
Net book value, Balance	31,165	32,570
GDM machines [Member]
Cost
Cost, Beginning balance	3,133,883	1,948,698
Additions		624,126
Disposals
Impairment of fixed assets
Exchange differences	(227,085)	(38,238)
Cost, Ending balance	2,906,798	2,534,586
Transfer in (out)
Accumulated Depreciation
Accumulated depreciation, beginning balance	1,680,593	1,230,247
Depreciation charged for the period	209,611	202,983
Disposals
Exchange differences	(124,702)	(30,774)
Accumulated depreciation, Ending balance	1,765,502	1,402,456
Net book value
Net book value, Balance	1,141,296	1,132,130
Robots [Member]
Cost
Cost, Beginning balance	3,954,153	7,194,815
Additions		273,779
Disposals	(9,900)	(56,389)
Impairment of fixed assets		(1,591,766)
Exchange differences	(126,900)	(141,241)
Cost, Ending balance	3,817,353	5,679,198
Transfer in (out)
Accumulated Depreciation
Accumulated depreciation, beginning balance	3,954,153	3,059,174
Depreciation charged for the period		516,626
Disposals	(9,900)	(14,847)
Exchange differences	(126,900)	(77,779)
Accumulated depreciation, Ending balance	3,817,353	3,483,174
Net book value
Net book value, Balance		$ 2,196,024